Plant and Equipment - Schedule of Plant and Equipment (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Cost, Beginning balance	$ 3,251	$ 614,668
Cost, Additions during the year		11,173
Cost, Disposals during the year		(622,738)
Cost, Effects of currency translation	37	148
Cost, Ending balance	3,288	3,251
Accumulated depreciation, Beginning balance	2,015	247,184
Accumulated depreciation, Depreciation during the year	272	142,219
Accumulated depreciation, Disposals during the year		(387,519)
Accumulated depreciation, Effects of currency translation	37	131
Accumulated depreciation, Ending balance	2,324	2,015
Net book value	1,236	367,484
Net book value	964	1,236
Computer Equipment [Member]
Cost, Beginning balance	776	368
Cost, Additions during the year		382
Cost, Disposals during the year
Cost, Effects of currency translation	9	26
Cost, Ending balance	785	776
Accumulated depreciation, Beginning balance	227
Accumulated depreciation, Depreciation during the year		212
Accumulated depreciation, Disposals during the year
Accumulated depreciation, Effects of currency translation	9	15
Accumulated depreciation, Ending balance	236	227
Net book value	549	368
Net book value	549	549
Furniture and Fittings [Member]
Cost, Beginning balance	1,256	651
Cost, Additions during the year		560
Cost, Disposals during the year
Cost, Effects of currency translation	14	45
Cost, Ending balance	1,270	1,256
Accumulated depreciation, Beginning balance	754	374
Accumulated depreciation, Depreciation during the year	158	331
Accumulated depreciation, Disposals during the year
Accumulated depreciation, Effects of currency translation	9	49
Accumulated depreciation, Ending balance	921	754
Net book value	502	277
Net book value	349	502
Office Equipment [Member]
Cost, Beginning balance	1,219	1,142
Cost, Additions during the year
Cost, Disposals during the year
Cost, Effects of currency translation	14	77
Cost, Ending balance	1,233	1,219
Accumulated depreciation, Beginning balance	1,034	588
Accumulated depreciation, Depreciation during the year	114	379
Accumulated depreciation, Disposals during the year
Accumulated depreciation, Effects of currency translation	19	67
Accumulated depreciation, Ending balance	1,167	1,034
Net book value	185	554
Net book value	66	185
Leasehold Improvement [Member]
Cost, Beginning balance		612,507
Cost, Additions during the year		10,231
Cost, Disposals during the year		(622,738)
Cost, Effects of currency translation
Cost, Ending balance
Accumulated depreciation, Beginning balance		246,222
Accumulated depreciation, Depreciation during the year		141,297
Accumulated depreciation, Disposals during the year		(387,519)
Accumulated depreciation, Effects of currency translation
Accumulated depreciation, Ending balance
Net book value		366,285
Net book value